Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Shareholders equity:
Common Stock Authorized	20,000,000	20,000,000
Common Stock Issued	12,262,956	12,262,956
Treasury stock, shares	834,612	741,466